Adoption of New Accounting Pronouncements - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Gain on other investments	$ 221,000	$ 4,858,000
Changes in carrying amounts of financial instruments as a result of adoption of IFRS 9	0
Impairment of financial assets	0
Equity investments designated at fair value through other comprehensive income [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Gain on other investments	294,000
Fair value of investments	$ 961,000